UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management LLC
           -----------------------------------------------------
Address:   777 Terrace Avenue
           Hasbrouck Heights, NJ 07604
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-426-0081
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern          Hasbrouck Heights, NJ          1/14/2009
-----------------          ---------------------         -----------
   [Signature]                 [City, State]               [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          133
                                         -----------
Form 13F Information Table Value Total:      $89,587
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC           CL A             68243Q106       83   21825          Sole               21825      0    0
51 Jobs                        SP ADR REP COM   316827104      157   25418          Sole               25418      0    0
Aar Corp                       COM              000361105      562   30526          Sole               30399      0    0
ABB Ltd                        Sponsored ADR    000375204      160   10650          Sole               10650      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     1169   56248          Sole               56248      0    0
Alliance Bernstein Income Fund Com              01881E101     1219  172172          Sole               24658      0    0
Allied Capital                 COM              01903Q108      262   97373          Sole               97373      0    0
Altria Group                   COM              02209S103      624   41455          Sole               41455      0    0
American Capital               COM              024937104      165   50934          Sole               50934      0    0
American Capital Agency Corp   Com              02503X105     1851   86646          Sole               86646      0    0
Anworth Mortgage Asset CP      COM              037347101      818  127155          Sole              127155      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     1413  151741          Sole              151741      0    0
Int
Apple Inc                      COM              037833100      442    5184          Sole                5184      0    0
Arbor Realty                   COM              038923108      853  289161          Sole              289161      0    0
Ashford Hospitality            COM              044103109      379  329608          Sole              329608      0    0
Aspen Insurance                SHS              G05384105     1601   66039          Sole               66039      0    0
AT&T Inc                       COM              00206R102      256    8984          Sole                6980      0    0
Atheros Communications Inc     COM              04743P108      373   26064          Sole               31905      0    0
Avnet                          COM              053807103      259   14250          Sole               14250      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108      449    3440          Sole                3440      0    0
Bank of America                COM              060505104     1956  138949          Sole              138949      0    0
Bed Bath & Beyond              COM              075894100     1433   56392          Sole               56392      0    0
Boeing Co                      COM              097023105     1446   33896          Sole               33896      0    0
Cabelas Inc                    COM              126804301      558   95765          Sole               95765      0    0
Capital Trust Inc MD           Cl A New         14052H506      268   74483          Sole               74483      0    0
Caplease Inc                   COM              140288101      356  205875          Sole              205875      0    0
Cardinal Health                COM              14149Y108     1494   43330          Sole               43330      0    0
Carmax Inc                     COM              143130102      393   49841          Sole               49841      0    0
Carnival Corp                  PAIRED CTF       143658300      621   25542          Sole               25542      0    0
Catalyst Health Solutions Inc  COM              14888B103      444   18250          Sole               18250      0    0
Caterpillar Inc                COM              149123101     1233   27606          Sole               27606      0    0
CBL & Assoc Pptys Inc Com      COM              124830100      264   40600          Sole               40600      0    0
Cedar Fair L P                 Depositry Unit   150185106      145   11575          Sole               11575      0    0
Cemex Sab De Cv                Spon Adr New     151290889      492   53878          Sole               53878      0    0
Cheese Cake Factory Inc        COM              163072101      886   87723          Sole               87723      0    0
Cisco Sys Inc Com              COM              17275R102      407   24982          Sole               24982      0    0
Cit group Inc                  COM              125581108      150   33110          Sole               33110      0    0
CitiGroup Inc                  COM              172967101      627   93462          Sole              106114      0    0
Clorox Co Del                  COM              189054109      276    4975          Sole                4975      0    0
Cogdell Spencer Inc            COM              19238U107      745   79584          Sole               79584      0    0
Cohen & Steers                 COM              19247A100      491  129133          Sole              129133      0    0
Colonial Pptys Tr              Com Sh Ben Int   195872106      178   21400          Sole               21400      0    0
Covidien Ltd                   COM              g2552x108      447   12344          Sole               12344      0    0
Cutera Inc                     COM              232109108      115   12925          Sole               12925      0    0
Dow Chem Co                    COM              260543103      582   38546          Sole               38546      0    0
Duke Realty Corp               COM              264411505      179   16300          Sole               16300      0    0
eLong                          SPONSORED ADR    290138205      367   51657          Sole               51657      0    0
Enbridge Energy Mgmt LLC Shs                    29250X103      432   17654          Sole               17654      0    0
Units Repst
Enbridge Energy Partners       COM              29250R106      334   13091          Sole               13091      0    0
Enterprise Products            COM              293792107      392   18915          Sole               18915      0    0
Exxon Mobil                    COM              30231G102      318    3983          Sole                3983      0    0
Felcor Lodging                 COM              31430F101      717  389476          Sole              389476      0    0
First Industrial               COM              32054K103      500   66284          Sole               66284      0    0
Flextronics                    ORD              Y2573F102      236   92343          Sole               92343      0    0
Gallagher Arthur J & Co.       COM              363576109      249    9600          Sole                9600      0    0
General Electric               COM              369604103      812   50117          Sole               50117      0    0
Glimscher Realty               SH BEN INT       379302102      472  167833          Sole              167833      0    0
Health Net Inc                 COM              42222G108      476   43669          Sole               43669      0    0
Helen of Troy                  COM              G4388N106      576   33165          Sole               33165      0    0
Hersha Hospitalities           SH BEN INT       427825104     1482  493858          Sole              493858      0    0
Home Depot                     COM              437076102     1623   70491          Sole               70491      0    0
Hormel                         COM              440452100      930   29930          Sole               29930      0    0
Hospitality Properties         COM SH BEN INT   44106M102      946   63607          Sole               63607      0    0
HRPT Properties                COM SH BEN INT   40426W101      970  287701          Sole              287701      0    0
Humana                         COM              444859102     1022   27426          Sole               27426      0    0
Illinois Tool Wks Inc          COM              452308109      272    7750          Sole                7750      0    0
ING Clarion Glb Re Est Incm Fd COM              44982G104      554  139197          Sole              139197      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      488   28125          Sole               28125      0    0
Invetiv Health Inc             COM              46122E905      236   20463          Sole               20463      0    0
Ishares Tr                     Barclys Us Agg B 464287226      358    3437          Sole                3437      0    0
Ishares Tr                     Iboxx Inv Cpbd   464287242      220    2166          Sole                2166      0    0
Ishares Tr Us Pfd Stk Idx      Us Pfd Stk Idx   464288687     1106   37855          Sole               37855      0    0
Istar Financial Inc            COM              45031U101       79   35553          Sole               35553      0    0
ITT Corp New                   COM              450911102      386    8389          Sole                8389      0    0
Kayne Anderson Mlp Investment  COM              486606106     1008   61843          Sole               61843      0    0
Co
Kinder Morgan MGMT             SHS              49455U100      464   11612          Sole               11612      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      344    7525          Sole                7525      0    0
Kohls                          COM              500255104     1706   47135          Sole               47135      0    0
Lexington Realty Trust Com     COM              529043101      356   71116          Sole               71116      0    0
Lincoln Natl Corp Ind          Com              534187109      322   17075          Sole               17075      0    0
Lowes                          COM              548661107      682   31692          Sole               31692      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108      788   56800          Sole               56800      0    0
Martin Midstream Partners      UNIT LP INT      573331105      236   16025          Sole               16025      0    0
Marvel Entertainment Inc       COM              57383T103      311   10113          Sole               10113      0    0
Masco Corp                     COM              574599106     1898  170568          Sole              170568      0    0
Max Re Capital                 SHS              G6052F103      202   11400          Sole               11400      0    0
Medical Properties TR          COM              58463J304     1341  212463          Sole              212463      0    0
MF Global Ltd                  Shs              G60642108       62   30450          Sole               30450      0    0
MFA Financial Inc Com          COM              55272X102      530   89950          Sole               89950      0    0
Mueller Inds Inc               COM              624756102     1075   42850          Sole               42850      0    0
Mueller Wtr Prods Inc          COM              624758207      864  102398          Sole              102398      0    0
Nasdaq Omx Group Inc           COM              631103108      478   19357          Sole               19357      0    0
National Health Investors      COM              63633D104      507   18500          Sole               18500      0    0
News Corp                      CL B             65248E203      305   31866          Sole               31866      0    0
Nokia Corp                     Sponsored Adr    654902204      542   34770          Sole               34770      0    0
Nucor Corp                     COM              670346105      769   16645          Sole                5150      0    0
NVR Inc                        COM              62944T105      260     569          Sole                 569      0    0
Omega Healthcare Invs Inc      COM              681936100      484   30290          Sole               30290      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103      496   10900          Sole               10900      0    0
Overstock Com Inc Del          COM              690370101      433   40169          Sole               40169      0    0
Overstock Com Inc Del SR NT CV NOTE             690370AB7     3409 4976000          Sole             4976000      0    0
3.75%
Peoples United Financial Inc   COM              712704105      407   22815          Sole               22815      0    0
Petrohawk Energy Corp          COM              716495106      238   15225          Sole               15225      0    0
Petroleo Brasileiro Sa Petrobr Sponsored ADR    71654V408      507   20700          Sole               20700      0    0
Pfizer                         COM              717081103      734   41459          Sole               41459      0    0
Philip Morris Intl Inc Com     COM              718172109      591   13592          Sole               13592      0    0
Pimco Corporate Opp Fd         COM              72201B101      556   53151          Sole               53151      0    0
Pinnacle West Cap Corp         COM              723484101      900   28013          Sole               19817      0    0
PNC Bank                       COM              693475105      210    4276          Sole                4276      0    0
Potash Corp Sask Inc           COM              73755L107      374    5113          Sole                5113      0    0
Powershares Etf Trust          Finl Pfd Ptfl    73935X229      402   30480          Sole               28971      0    0
Regal Beloit Corp              COM              758750103      499   13125          Sole               16175      0    0
Royal Carribbean               COM              V7780T103      689   50144          Sole               50144      0    0
Scotts Miracle Gro Co          Cl A             810186106      960   32308          Sole               37797      0    0
Smart Balance                  COM              83169Y108     1742  256113          Sole              256113      0    0
Southern Copper Corp           COM              84265V105      173   23568          Sole               23568      0    0
State Str Corp                 COM              857477103      252    6410          Sole                6410      0    0
Sun Cmntys Inc                 COM              866674104     1393   99474          Sole               99474      0    0
Sunstone Hotel Invs Inc New    COM              867892101      694  112128          Sole              112128      0    0
Supervalu Inc                  COM              686536103      535   36611          Sole               36611      0    0
Taiwan Semiconductor Mfg Ltd   ADR              874039100     2111  267192          Sole              267192      0    0
Target                         COM              87612E106      599   17350          Sole               17350      0    0
Teva Pharmaceutical            ADR              881624209     1942   45623          Sole               45623      0    0
Trex Inc                       COM              89531P105      486   29543          Sole               29543      0    0
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      270   12500          Sole               12500      0    0
United Technologies Corp       COM              913017109      459    8558          Sole                8558      0    0
Unitedhealth Group Inc.        COM              91324P102      833   31332          Sole               31332      0    0
US Bancorp                     COM NEW          902973304     1257   50265          Sole               50265      0    0
Video Display Corp             COM              926555103      296   36936          Sole               36936      0    0
Waddell & Reed                 CL A             930059100     1583  102400          Sole              102400      0    0
Watson Pharmaceuticals Inc     COM              942683103      294   10300          Sole               10300      0    0
WellPoint Inc                  COM              94973V107     1445   34289          Sole               34289      0    0
XTO Energy Inc                 COM              98385X106      450   12750          Sole               12750      0    0